BRIDGES CAPITAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 51.0%
Alpha Architect 1-3 Month Box ETF (a)(b)	84,106	$9,680,601
Invesco QQQ Trust Series 1	1,669	1,025,283
iShares Russell 2000 ETF	4,170	1,026,487
SPDR S&P 500 ETF Trust	1,504	1,025,608
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	90,764	8,294,014
TOTAL EXCHANGE TRADED FUNDS (Cost $20,840,050)		21,051,993

COMMON STOCKS - 17.0%
Communication Services - 5.0%
Interactive Media & Services - 2.5%
Alphabet, Inc. - Class C	1,311	411,392
Meta Platforms, Inc. - Class A	965	636,987
		1,048,379
Movies & Entertainment - 2.5%
Netflix, Inc. (a)	10,962	1,027,797
Total Communication Services		2,076,176

Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Amazon.com, Inc. (a)	1,784	411,783

Consumer Staples - 3.0%
Consumer Staples Merchandise Retail - 1.5%
Costco Wholesale Corp.	716	617,435

Soft Drinks & Non-alcoholic Beverages - 1.5%
PepsiCo, Inc.	4,238	608,238
Total Consumer Staples		1,225,673

Energy - 1.5%
Integrated Oil & Gas - 1.5%
Chevron Corp.	4,143	631,434

Information Technology - 6.5%
Application Software - 1.0%
Palantir Technologies, Inc. - Class A (a)	2,289	406,870

Semiconductors - 2.0%
Broadcom, Inc.	1,186	410,475
NVIDIA Corp.	2,186	407,689
		818,164

BRIDGES CAPITAL TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Systems Software - 2.5%
Microsoft Corp.	2,128	$1,029,143

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,513	411,324
Total Information Technology		2,665,501
TOTAL COMMON STOCKS (Cost $6,848,786)		7,010,567

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 31.9%	Par
3.77%, 02/19/2026 (c)	$4,043,000	4,022,474
3.64%, 02/26/2026 (c)	9,206,000	9,154,325
TOTAL U.S. TREASURY BILLS (Cost $13,176,799)		13,176,799

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 3.67% (d)	77,829	77,829
TOTAL MONEY MARKET FUNDS (Cost $77,829)		77,829

TOTAL INVESTMENTS - 100.1% (Cost $40,943,464)		$41,317,188
Liabilities in Excess of Other Assets - (0.1)%		(54,417)
TOTAL NET ASSETS - 100.0%		$41,262,771

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown is the annualized yield as of December 31, 2025.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BRIDGES CAPITAL TACTICAL ETF

Summary of Fair Value Disclosures as of December 31, 2025 (Unaudited)

Bridges Capital Tactical ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Exchange Traded Funds	$21,051,993	$—	$—	$21,051,993
Common Stocks	7,010,567	—	—	7,010,567
U.S. Treasury Bills	—	1,317,679	—	1,317,679
Money Market Funds	77,829	—	—	77,829
Total Investments	$28,140,389	$1,317,679	$—	$29,458,068

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Fund transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2025:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$27,214,709
Additions	23,571,292
Reductions	(41,619,564)
Net Realized Gains (Losses)	447,517
Change in Unrealized Appreciation (Depreciation)	66,647
Value, End of Period	$9,680,601
Income	$—
Capital Gains Distributions	$—

Shares as of December 31, 2025	84,106
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